Long-Term Debt Schedule (Parentheticals) (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Long term loans
Debt Instrument [Line Items]
Unamortized deferred financing fees	$ 9,900	$ 9,100
Convertible senior notes
Debt Instrument [Line Items]
Unamortized deferred financing fees	1,200	1,400
Senrior notes interest rate	1.875%	1.875%
Due	2027	2027
Current portion of long-term debt
Debt Instrument [Line Items]
Unamortized deferred financing fees	$ 2,600	$ 2,700